PRINCIPAL SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Summary of Subsidiaries of Brookfield Renewable
The following table lists the subsidiaries of Brookfield Renewable which significantly affect its financial position and results of operations as at December 31, 2024:

	Jurisdiction of Incorporation or Organization	Percentage of voting securities owned or controlled (%)
BP Brazil US Subco LLC	Delaware	100
Brookfield BRP Canada Corp.	Ontario	100
Brookfield BRP Europe Holdings (Bermuda) Limited	Bermuda	100
Brookfield Power US Holding America Co.	Delaware	100
Isagen S.A. E.S.P.(1)	Colombia	99.7
TerraForm Power Parent, LLC(1)	New York	100
Neoen S.A.(1)(2)	France	53
(1)Voting control held, in whole or in part, through voting agreements with Brookfield and co-investment.
(2)As at December 31, 2024. As of the date of these annual consolidated financial statements, the Partnership owns or controls approximately 85% of voting securities on an as converted basis.